CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
REVENUE	$ 5,433	$ 594	$ 5,899	$ 894
RESEARCH AND DEVELOPMENT EXPENSES	2,438	5,312	7,783	14,698
GENERAL AND ADMINISTRATIVE EXPENSES	1,371	1,809	3,203	3,786
OPERATING INCOME (LOSS)	1,624	(6,527)	(5,087)	(17,590)
FINANCIAL INCOME, net	352	557	719	899
NET INCOME (LOSS) FOR THE PERIOD	$ 1,976	$ (5,970)	$ (4,368)	$ (16,691)
BASIC EARNINGS (LOSS) PER ORDINARY SHARE	$ 0.07	$ (0.22)	$ (0.16)	$ (0.63)
DILUTED EARNINGS (LOSS) PER ORDINARY SHARE	$ 0.07	$ (0.22)	$ (0.16)	$ (0.63)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE	27,857,620	27,660,326	27,857,620	26,306,484
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE	27,857,620	27,660,326	27,857,620	26,306,484